Common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Shares Details
Beginning Balance, Shares	53,856,509	53,306,109	44,958,843
Beginning Balance, Amount	$ 85,966,393	$ 85,051,553	$ 65,792,307
Issued on exercise of stock options, Shares	7,334	565,722	347,266
Issued on exercise of stock options, Amount	$ 5,710	$ 498,970	$ 335,946
Rights Offering, net of issue costs (see i), Shares	4,187,290
Rights Offering, net of issue costs (see i), Amount	$ 2,029,867
Shares for Debt, Shares	110,000
Shares for Debt, Amount	$ 89,031
Transfer from contributed capital upon exercise of stock options, Amount		$ 415,870	$ 242,700
Conversion of Preferred Shares (note 5, Shares			8,000,000
Conversion of Preferred Shares (note 5), Amount			$ 232,600
Stock options proceeds receivable, shares
Stock options proceeds receivable, amount	$ 30,285	$ (30,285)
Value assigned to acquisition of intellectual property, Amount			$ 18,448,000
Return to Treasury of exercised stock options shares		(15,322)
Return to Treasury of exercised stock options amount
Ending Balance, Shares	58,161,133	53,856,509	53,306,109
Ending Balance, Amount	$ 88,121,286	$ 85,966,393	$ 85,051,553